Cost of revenues - Schedule of cost of revenue (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cost of revenues	¥ 8,041,528,585	$ 1,232,418,174	¥ 6,087,073,336	¥ 3,503,356,228
Bandwidth costs
Cost of revenues	661,129,019		617,801,344	555,863,781
Revenue sharing fees and content costs
Cost of revenues	7,129,094,348		5,176,508,004	2,790,038,662
Others
Cost of revenues	¥ 251,305,218		¥ 292,763,988	¥ 157,453,785